Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2019
Securitizations
Securitizations
in	2019	2018	2017
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	10	10	37
Proceeds from transfer of assets	7,757	5,861	6,604
Cash received on interests that continue to be held	162	41	28
RMBS
Net gain/(loss) [1]	2	(1)	0
Proceeds from transfer of assets	21,566	22,536	14,817
Purchases of previously transferred financial assets or its underlying collateral	(1)	0	(2)
Servicing fees	2	3	3
Cash received on interests that continue to be held	312	576	368
Other asset-backed financings
Net gain [1]	101	77	31
Proceeds from transfer of assets	11,702	6,422	7,664
Purchases of previously transferred financial assets or its underlying collateral	(763)	(318)	(380)
Fees [2]	151	142	135
Cash received on interests that continue to be held	6	3	4
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2019	2018
CHF million
CMBS
Principal amount outstanding	21,079	25,330
Total assets of SPE	28,748	35,760
RMBS
Principal amount outstanding	54,001	40,253
Total assets of SPE	55,595	41,242
Other asset-backed financings
Principal amount outstanding	27,982	23,036
Total assets of SPE	54,974	47,542
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2019							2018							2017
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			549				3,171			662				3,613			445				2,400
of which level 2			455				2,978			640				3,509			444				2,221
of which level 3			94				193			22				103			1				179
Weighted-average life, in years			5.5				5.5			6.6				7.8			10.0				6.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	37.3			–	[2]	5.0	–	13.5			–	[2]	1.0	–	22.9
Cash flow discount rate (rate per annum), in % [3]	2.5	–	8.3		1.5	–	15.7	3.6	–	9.8		3.0	–	13.6	2.4	–	9.0		2.0	–	29.5
Expected credit losses (rate per annum), in % [4]	1.3	–	1.9		1.5	–	7.6	1.8	–	3.1		2.3	–	7.2	0.6	–	3.4		0.8	–	6.3
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2019											2018
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			399				2,282			751				805				2,006			226
of which non-investment grade			46				711			15				112				307			26
Weighted-average life, in years			6.4				5.7			1.6				5.7				7.9			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		3.0	–	35.7			–				–		2.0	–	20.0			–
Impact on fair value from 10% adverse change			–				(38.1)			–				–				(22.3)			–
Impact on fair value from 20% adverse change			–				(72.6)			–				–				(43.2)			–
Cash flow discount rate (rate per annum), in % [4]	2.2	–	15.2		1.5	–	36.2	0.7	–	13.1		3.4	–	14.3		3.0	–	21.3	1.0	–	21.2
Impact on fair value from 10% adverse change			(6.8)				(38.3)			(2.1)				(20.7)				(52.1)			(2.9)
Impact on fair value from 20% adverse change			(13.4)				(74.7)			(4.2)				(37.6)				(101.3)			(5.7)
Expected credit losses (rate per annum), in % [5]	0.5	–	8.5		1.1	–	34.5	0.7	–	12.8		0.8	–	4.7		0.6	–	18.8	1.0	–	21.2
Impact on fair value from 10% adverse change			(4.1)				(24.1)			(2.0)				(10.2)				(23.8)			(2.4)
Impact on fair value from 20% adverse change			(8.1)				(47.3)			(4.0)				(17.3)				(46.7)			(4.8)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2019	2018
CHF million
Other asset-backed financings
Trading assets	279	255
Liability to SPE, included in other liabilities	(279)	(255)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2019	2018
CHF billion
Government debt securities	14.1	31.1
Corporate debt securities	11.0	9.6
Asset-backed securities	2.5	1.8
Equity securities	0.7	0.0
Other	0.2	0.2
Securities sold under repurchase agreements	28.5	42.7
Government debt securities	0.1	1.4
Corporate debt securities	0.1	0.2
Equity securities	5.4	3.2
Other	0.1	0.2
Securities lending transactions	5.7	5.0
Government debt securities	5.3	3.6
Corporate debt securities	1.8	1.0
Asset-backed securities	0.1	0.1
Equity securities	33.0	37.0
Obligation to return securities received as collateral, at fair value	40.2	41.7
Total	74.4	89.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2019 (CHF billion)
Securities sold under repurchase agreements	5.2		15.2		5.9	2.2	28.5
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.3		6.0	2.2	74.4
2018 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2019 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	67	943	1,674
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	17	8	25
Total assets of consolidated VIEs	82	347	2,316	211	2,250	1,455	6,661
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	91	146	296
Total liabilities of consolidated VIEs	7	4,939	1,615	5	112	182	6,860
2018 (CHF million)
Cash and due from banks	15	1	68	17	52	20	173
Trading assets	72	0	1,602	418	944	12	3,048
Other investments	0	0	0	153	1,073	279	1,505
Net loans	0	0	119	0	23	245	387
Other assets	57	16	863	4	50	1,037	2,027
of which loans held-for-sale	57	0	107	0	3	0	167
of which premises and equipment	0	0	0	0	18	0	18
Total assets of consolidated VIEs	144	17	2,652	592	2,142	1,593	7,140
Trading liabilities	0	0	0	0	3	0	3
Short-term borrowings	0	5,465	0	0	0	0	5,465
Long-term debt	48	0	1,487	174	26	29	1,764
Other liabilities	0	43	1	8	98	127	277
Total liabilities of consolidated VIEs	48	5,508	1,488	182	127	156	7,509

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2019 (CHF million)
Trading assets	230	4,897	962	109	4,311	10,509
Net loans	456	904	1,945	7,930	709	11,944
Other assets	3	26	513	0	380	922
Total variable interest assets	689	5,827	3,420	8,039	5,400	23,375
Maximum exposure to loss	785	7,664	3,425	12,239	5,937	30,050
Total assets of non-consolidated VIEs	8,057	141,608	127,558	25,590	14,274	317,087
2018 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	112	0	444	578
Total variable interest assets	366	6,021	2,630	5,429	4,577	19,023
Maximum exposure to loss	366	7,637	2,645	8,680	5,150	24,478
Total assets of non-consolidated VIEs	7,033	96,483	65,848	20,804	8,784	198,952